Offerings - Offering: 1	Aug. 01, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 37,575,044
Amount of Registration Fee	$ 5,752.74
Offering Note	None